CERTAIN BALANCE SHEET COMPONENTS (Details 2) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, gross	$ 880	$ 880	$ 880
Finite-lived intangible assets, accumulated amortization	(349)	(284)	(196)
Finite-lived intangible assets, net	531	596	684
Developed Technology Rights [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, gross	760	760	760
Finite-lived intangible assets, accumulated amortization	(254)	(206)	(142)
Finite-lived intangible assets, net	506	554	618
Trade Names [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, gross	120	120	120
Finite-lived intangible assets, accumulated amortization	(95)	(78)	(54)
Finite-lived intangible assets, net	$ 25	$ 42	$ 66